Fair value of financial instruments (Tables)	12 Months Ended
Jun. 30, 2025
Fair Value Of Financial Instruments
Schedule of fair value of financial instruments

The Company’s financial instruments comprise the following:

		Consolidated Group
	Notes	2025 A$	2024 A$
Cash and cash equivalents		594,671	275,875
Trade and other receivables	(a)	876,347	904,564
Term deposits with financial institutions	(b)	29,942	29,942
Trade and other payables	(a)	(382,473)	(1,252,503)
Lease liabilities		(203,910)	(332,578)
Borrowings	(c)	(427,280)	(271,600)
		487,297	(646,300)

(a)	The fair values are a close approximation of the carrying amounts for trade and other receivables and payables on account of the short term maturity cycle.
(b)	The fair values are a close approximation of the carrying amounts for term deposits as these deposits are interest bearing and are rolled over at short maturity.
(c)	Borrowings relate to ASX convertible notes and short term loans (refer to Note 17).